LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES	12 Months Ended
Dec. 31, 2017
Long-term Debt, Excluding Current Maturities [Abstract]
LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES
NOTE 7:-	LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES

Banks and others

	Annual interest
	rate at
	December 31	December 31,
	2017	2017	2016
	%	US Dollars in thousands
Linkage terms:
U.S. dollar	5	290	448
NIS - Fix interest rate	5 – 5.6	398	142
Euro	2.17	-	13
NIS - linked to the Prime rate	P+0.9	-	2,330
		688	2,933
Less - current maturities (trade payables)		(300)	(979)

		388	1,954

Minimum future payments at December 31, 2017 due under the long-term (including capital lease) debt are as follows:

Long-term loan

First year	300
Second year	294
Third year	94
Fourth year	-

688

Long-term debt includes capital leases in the amounts of $688 and $1,603 and current maturities of long-term debt of $301 and $205 at December 31, 2017 and 2016, respectively. The current maturities are classified to the trade payable balance as of December 31, 2017 and 2016, respectively.

In April 2014, the Company signed a new financial undertakings letter with one bank and in May 2014 with another bank. Under these undertaking the Company is required to maintain certain financial covenants, including: (i) adjusted shareholders' equity (excluding certain intangible and other assets) equal to the greater of $4.5 million or 17% of its consolidated total assets; and (ii) a debt service ratio of 1.5. Debt service ratio is defined as the ratio of EBITDA to current maturities of long-term debt plus interest expenses. The compliance with the financial covenants is measured annually based on the Company’s annual audited financial statements. As of December 31, 2017 the Company was not in compliance with these covenants, however, one bank granted the Company a waiver for such non-compliance until the publication of the financial statements for December 31, 2018 and another bank granted the Company a waiver until the publication of financial statements for June 30, 2018. As of December 31, 2016, the Company was not in compliance with the covenants of debt service ratio of 1.5; however, the banks provided the Company with a waiver for such year end with respect to these covenants.

As to pledges securing the loans, see Note 9a.